Off Balance Sheet Commitments (Details) € in Millions, $ in Millions	Mar. 29, 2022 USD ($) target	Mar. 15, 2022 EUR (€)	Mar. 02, 2022 USD ($)	Jan. 11, 2022 USD ($)	Jan. 07, 2022 USD ($) molecule
Exscientia
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront payment					$ 100.0
Exscientia | Maximum
Disclosure Of Off Balance Sheet Commitments [Line Items]
Number of novel small molecule candidates developed | molecule					15
Commitments related to potential milestone payments for projects under collaboration agreements					$ 5,200.0
ABL Bio
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront payment				$ 75.0
ABL Bio | Maximum
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to potential milestone payments for projects under collaboration agreements				$ 985.0
Adagene, Inc
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront payment			$ 17.5
Adagene, Inc | Maximum
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to potential milestone payments for projects under collaboration agreements			$ 2,500.0
Blackstone Life Sciences | Antibodies Collaboration Agreement
Disclosure Of Off Balance Sheet Commitments [Line Items]
Counterparty contribution to collaboration agreement, maximum amount | €		€ 300
IGM Biosciences, Inc
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront payment	$ 150.0
IGM Biosciences, Inc | Maximum
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to potential milestone payments for projects under collaboration agreements	$ 6,200.0
Number of oncology targets | target	3
Number of immunology/inflammation targets | target	3